Prepayments and other assets (Details) - Schedule of current and non current prepayments and other assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of current and non current prepayments and other assets [Abstract]
Current	$ 4,255	$ 6,225
Non-current	688	1,310
Total of prepayments and other assets	$ 4,943	$ 7,535